Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
REVENUES	$ 306	$ 26	$ 31
COST OF REVENUES	(59)	(22)	(27)
GROSS PROFIT	247	4	4
OPERATING EXPENSES
Research and development expenses	(519)	(898)	(670)
Sales and marketing expenses	(375)	(461)	(485)
General and administrative expenses	(1,764)	(2,259)	(1,909)
Other income	17	28
Share of net loss of a joint venture accounted for using the equity method	(19)	(21)	(10)
TOTAL OPERATING EXPENSES	(2,660)	(3,611)	(3,074)
OPERATING LOSS	(2,413)	(3,607)	(3,070)
Financial expenses	(55)	(59)	(69)
Financial income	602	765	792
FINANCIAL INCOME (EXPENSES) - NET	547	706	723
NET LOSS	(1,866)	(2,901)	(2,347)
ATTRIBUTABLE TO:
The parent company shareholders	(1,710)	(2,901)	(2,347)
Non-controlling interests	(156)
Net income (loss)	$ (1,866)	$ (2,901)	$ (2,347)
LOSS PER COMMON SHARE – BASIC (in Dollars per share)	$ (0.04)	$ (0.07)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	44,394,844	44,394,844	39,832,861